Employment Expenses - Schedule of Employment Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Employment Expenses [Abstract]
Wages and salaries	$ 424,738	$ 738,584
Superannuation contribution - employees	42,963	79,373
Accrued leave expenses	(13,674)	20,588
Payroll tax expense	4,568	17,016
Long service leave expenses	4,974	20,018
Employee related expenses	17,503
Total employment expenses	$ 481,072	$ 875,579